Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 439,565	$ 9,136,885	$ 8,931,657	$ 7,055,543
Non-aeronautical services	147,977	3,075,881	2,627,423	2,229,802
Construction services	137,600	2,860,190	2,898,000	2,649,423
Total revenues	725,142	15,072,956	14,457,080	11,934,768
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	55,385	1,151,253	1,058,956	923,638
Major maintenance provision	11,001	228,673	348,397	472,077
Cost of construction	137,600	2,860,190	2,898,000	2,649,423
Administrative expenses	37,352	776,412	661,447	667,600
Concession taxes	47,641	990,268	544,657	428,717
Technical assistance fees	11,330	235,499	237,896	177,667
Depreciation and amortization	36,418	756,983	641,343	551,200
Other income, net	(459)	(9,534)	(525)	(40)
Total operating costs and expenses	336,268	6,989,744	6,390,171	5,870,282
Operating income	388,874	8,083,212	8,066,909	6,064,486
Interest expense	63,933	1,328,920	1,269,440	934,102
Interest income	(11,790)	(245,065)	(297,910)	(171,312)
Exchange (income) loss, net	(3,362)	(69,881)	35,511	8,871
Total non-operating loss	48,781	1,013,974	1,007,041	771,661
Income before income taxes	340,093	7,069,238	7,059,868	5,292,825
Income tax expense	102,617	2,133,014	2,039,442	1,375,520
Consolidated net income for the year	237,476	4,936,224	5,020,426	3,917,305
Items that will not be subsequently reclassified to profit or loss:
Actuarial (loss) gain on labor obligations	(511)	(10,623)	2,157	21,258
Income tax relating to actuarial (loss) gain on labor obligations	(153)	(3,187)	647	6,377
Total other comprehensive income (loss)	(358)	(7,436)	1,510	14,881
Total comprehensive income for the year	237,118	4,928,788	5,021,936	3,932,186
Consolidated net income attributable to:
Controlling interest	237,119	4,928,804	5,011,842	3,900,967
Non-controlling interest	357	7,420	8,584	16,338
Comprehensive income attributable to:
Controlling interest	236,761	4,921,368	5,013,352	3,915,848
Non-controlling interest	$ 357	$ 7,420	$ 8,584	$ 16,338
Basic earnings per share of controlling interest | (per share)	$ 0.61403	$ 12.76332	$ 12.97835	$ 10.10169
Diluted earnings per share of controlling interest | (per share)	$ 0.61403	$ 12.76332	$ 12.97835	$ 10.10169
Weighted average shares outstanding	386,169,425	386,169,425	386,169,425	386,169,425